UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	8117987

Dean Family of Funds
(Exact name of registrant as specified in charter)

2480 Kettering Tower, Dayton OH, 45423
(Address of principal executive offices) (Zip code)

Debra E. Rindler

2480 Kettering Tower

Dayton, OH 45423

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-327-3656

Date of fiscal year end:	3/31

Date of reporting period:	12/31/06

Item 1. Schedule of Investments.

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 60.12%	Value

	Air Courier Services - 1.27%
1,000	FedEx Corp.	$ 108,620

	Air Transportation, Scheduled - 0.72%
4,000	Southwest Airlines Co.	61,280

	Aircraft Engines & Engine Parts - 1.17%
1,600	United Technologies Corp.	100,032

	Auto Controls For Regulating Residential and Commercial Environments - 2.01%
3,800	Honeywell International, Inc.	171,912

	Bituminous Coal & Lignite Surface - 0.70%
2,000	Arch Coal, Inc.	60,060

	Bottled & Canned Soft Drinks & Carbonated Waters - 0.91%
1,800	Cadbury Schweppes Public Ltd., Co. ADR (a)	77,274

	Cable & Other Pay Television Services - 2.58%
3,400	Comcast Corp. - Class A *	143,922
1,850	Viacom, Inc. - Class B *	75,906
		219,828

	Computer Storage Devices - 0.93%
3,000	Seagate Technology	79,500

	Crude Petroleum & Natural Gas - 0.96%
1,200	Chesapeake Energy Corp.	34,860
1,000	XTO Energy, Inc.	47,050
		81,910

	Drilling Oil & Gas Wells - 2.04%
1,300	Noble Corp.	98,995
1,800	Weatherford International Ltd.*	75,222
		174,217

	Electronic Connectors - 0.76%
1,200	TXU Corp.	65,052

	Electronic Computers - 1.18%
4,000	Dell, Inc. *	100,360

	Electronic & Other Electrical Equipment - 1.53%
4,000	Groupe Danone ADR (a)	130,400

	Fire, Marine & Casualty Insurance - 2.43%
2,900	American International Group, Inc.	207,814

	Hospital & Medical Service Plans - 1.47%
2,500	Coventry Health Care, Inc. *	125,125

	Instruments For Measuring & Testing of Electricity & Electrical Signals - 0.61%
1,500	Agilent Technologies, Inc. *	52,275

	Insurance Agents, Brokers & Services - 1.66%
2,400	MetLife, Inc.	141,624

	Measuring & Controlling Devices - 1.59%
3,000	Themo Fisher Scientific, Inc. *	135,870

	Medical - Drugs - 1.47%
1,400	Roche Holdings, Ltd. ADR (a)	125,297

	Motor Vehicles & Passenger Car Bodies - 1.89%
1,200	Toyota Motor Corp. ADR (a)	161,172

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 60.12% - continued	Value

	National Commercial Banks - 7.39%
2,400	Bank of America Corp.	$ 128,136
4,350	JPMorgan Chase & Co.	210,105
1,100	PNC Financial Services Group, Inc.	81,444
3,000	US Bancorp	108,570
1,800	Wachovia Corp.	102,510
		630,765

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.10%
1,200	Zimmer Holdings, Inc. *	94,056

	Personal Credit Institutions - 1.14%
2,000	SLM Corp.	97,540

	Petroleum Refining - 1.97%
1,700	ConocoPhillips	122,315
900	Murphy Oil Corp.	45,765
		168,080

	Pharmaceutical Preparations - 2.90%
1,300	Johnson & Johnson	85,826
1,300	Novartis AG ADR (a)	74,672
2,800	Teva Pharmaceutical Industries Ltd. ADR (a)	87,024
		247,522

	Radio & TV Broadcasting & Communication Equipment - 2.64%
1,000	L-3 Communications Holdings, Inc.	81,780
7,000	Motorola, Inc.	143,920
		225,700

	Radiotelephone Communications - 1.13%
1,600	Alltel Corp.	96,768

	Railroads, Line-Hauling - 1.30%
2,200	Norfolk Southern Corp.	110,638

	Retail - Department Stores - 1.16%
2,600	Federated Department Stores	99,138

	Retail - Drug Stores & Proprietary Stores - 1.79%
3,200	CVS Corp.	98,912
1,000	Medco Health Solutions, Inc. *	53,440
		152,352

	Retail - Grocery Stores - 0.97%
2,400	Safeway, Inc.	82,944

	Retail - Lumber & Other Building Materials Dealers - 1.24%
3,400	Lowe's Companies, Inc.	105,910

	Security Brokers, Dealers & Flotation Companies - 1.00%
900	Legg Mason, Inc.	85,545

	Semiconductors & Related Devices - 2.10%
3,700	Intel Corp.	74,925
3,500	Texas Instruments, Inc.	100,800
183	Verigy Ltd. *	3,248
		178,973

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 60.12% - continued	Value

	Services - Prepackaged Software - 1.50%
4,300	Microsoft Corp.	$ 128,398

	State Commercial Banks - 1.94%
1,400	Northern Trust Corp.	84,966
1,200	State Street Corp.	80,928
		165,894

	Telephone Communications (No Radiotelephone) - 0.97%
4,400	Sprint Nextel Corp.	83,116

	TOTAL COMMON STOCKS (Cost $4,501,081)	$ 5,132,961

	EXCHANGE TRADED FUNDS - 7.36%
7,600	iShares Trust Russell 1000 Value Fund	628,520

	TOTAL EXCHANGE TRADED FUNDS (Cost $556,472)	$ 628,520

Principal
Value	FIXED INCOME OBLIGATIONS - 29.27%

$150,000	Bank of America Corp., 7.400%, 01/15/11	161,704
150,000	Commercial Credit Co., 6.625%, 06/01/15	161,404
100,000	Freddie Mac, 5.750%, 01/15/12	103,546
600,000	Freddie Mac, 4.750%, 01/18/11	596,564
170,000	Fannie Mae, 4.250%, 08/15/10	166,381
200,000	Fannie Mae, 7.125%, 03/15/07	200,772
280,000	Fannie Mae, 6.000%, 05/15/08	283,275
300,000	New Plan Excel, 7.40%, 09/15/09	317,319
200,000	U.S. Treasury Notes, 6.000%, 08/15/09	206,102
300,000	U.S. Treasury Notes, 6.125%, 08/15/07	301,992

	TOTAL FIXED INCOME OBLIGATIONS (Cost $2,476,317)	$ 2,499,059

Shares	MONEY MARKET SECURITIES - 2.95%
251,442	AIM STIT-STIC Prime Portfolio - Class I	251,442

	TOTAL MONEY MARKET SECURITIES (Cost $251,442)	$ 251,442

	TOTAL INVESTMENTS (Cost $7,785,312) - 99.70%	$ 8,511,982

	Other assets less liabilities - 0.30%	25,499

	TOTAL NET ASSETS - 100.00%	$ 8,537,481

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

Income Tax Information
At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,785,312.
Net unrealized appreciation aggregated $726,669, of which $794,739 related to appreciated investment securities and $68,070 related to depreciated investment securities.

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 94.07%	Value

	Air Courier Services - 2.19%
1,800	FedEx Corp.	$195,516

	Air Transporation, Scheduled - 1.55%
9,000	Southwest Airlines Co.	137,880

	Aircraft Engines & Engine Parts - 1.40%
2,000	United Technologies Corp.	125,040

	Auto Controls For Regulating Residential & Commercial Environments - 3.20%
6,300	Honeywell International, Inc.	285,012

	Bituminous Coal & Lignite Surface Mining - 1.11%
3,300	Arch Coal, Inc.	99,099

	Bottled & Canned Soft Drinks & Carbonated Waters - 1.44%
3,000	Cadbury Schweppes Public Ltd., Co. ADR (a)	128,790

	Cable & Other Pay Television Services - 3.92%
5,500	Comcast Corp. - Class A *	232,815
2,850	Viacom, Inc. - Class B *	116,936
		349,751

	Computer Storage Devices - 1.49%
5,000	Seagate Technology	132,500

	Crude Petroleum & Natural Gas - 1.71%
2,500	Chesapeake Energy Corp	72,625
1,700	XTO Energy, Inc.	79,985
		152,610

	Drilling Oil & Gas Wells - 3.42%
2,300	Noble Corp.	175,145
3,100	Weatherford International Ltd. *	129,549
		304,694

	Electronic Connectors - 1.22%
2,000	TXU Corp.	108,420

	Electronic Computers - 2.34%
8,300	Dell, Inc. *	208,247

	Electronic & Other Electrical Equipment - 5.04%
6,300	General Electric Co.	234,423
6,600	Groupe Danone ADR (a)	215,160
		449,583

	Fire, Marine & Casualty Insurance - 3.38%
4,200	American International Group, Inc.	300,972

	Hospital & Medical Service Plans - 2.08%
3,700	Coventry Health Care, Inc. *	185,185

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 94.07% - continued	Value

	Instruments for Measuring & Testing of Electricity & Electric Signals - 1.17%
3,000	Agilent Technologies, Inc. *	$ 104,550

	Insurance Agents, Brokers & Services - 2.65%
4,000	MetLife, Inc.	236,040

	Medical - Drugs - 2.51%
2,500	Roche Holdings Ltd. ADR (a)	223,744

	Motor Vehicles & Passenger Car Bodies - 2.11%%
1,400	Toyota Motor Corp. ADR (a)	188,034

	National Commercial Banks - 11.44%
4,000	Bank of America	213,560
5,000	JPMorgan Chase & Co.	241,500
1,900	PNC Financial Services Group, Inc.	140,676
7,000	US Bancorp	253,330
3,000	Wachovia Corp.	170,850
		1,019,916

	Orthopedic, Prosthetic & Surgical Appliance & Supplies - 1.76%
2,000	Zimmer Holdings, Inc. *	156,760

	Personal Credit Institutions - 1.92%
3,500	SLM Corp.	170,695

	Petroleum Refining - 3.28%
3,000	ConocoPhillips	215,850
1,500	Murphy Oil Corp.	76,275
		292,125

	Pharmaceutical Preparations - 4.93%
2,300	Johnson & Johnson	151,846
2,300	Novartis AG ADR (a)	132,112
5,000	Teva Pharmaceutical Industries Ltd. ADR (a)	155,400
		439,358

	Radio & TV Broadcasting & Communication Equipment - 3.17%
1,700	L-3 Communications Holdings, Inc.	139,026
7,000	Motorola, Inc.	143,920
		282,946

	Radiotelephone Communications - 1.83%
2,700	Alltel Corp.	163,296

	Railroads, Line-Hauling - 1.41%
2,500	Norfolk Southern Corp.	125,725

	Retail - Department Stores - 1.88%
4,400	Federated Department Stores, Inc.	167,772

	Retail - Drug Stores & Proprietary Stores - 2.41%
5,400	CVS Corp.	166,914
900	Medco Health Solutions, Inc. *	48,096
		215,010

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 94.07% - continued	Value

	Retail - Grocery Stores - 1.59%
4,100	Safeway, Inc.	$ 141,696

	Retail - Lumber & Other Building Materials Dealers - 2.17%
6,200	Lowe's Companies, Inc.	193,130

	Security Brokers, Dealers & Flotation Companies - 1.60%
1,500	Legg Mason, Inc.	142,575

	Semiconductors & Related Devices - 2.89%
6,000	Intel Corp.	121,500
4,500	Texas Instruments, Inc.	129,600
367	Verigy Ltd. *	6,514
		257,614

	Services - Prepackaged Software - 3.12%
9,300	Microsoft Corp.	277,698

	State Commercial Banks - 3.15%
2,400	Northern Trust Corp.	145,656
2,000	State Street Corp.	134,880
		280,536

	Telephone Communications (No Radiotelephone) - 1.59%
7,500	Sprint Nextel Corp.	141,675

	TOTAL COMMON STOCKS (Cost $7,377,928)	$ 8,384,194

	EXCHANGE-TRADED FUNDS - 1.48%
1,600	iShares Trust Russell 1000 Value Fund	132,320

	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,152)	$ 132,320

	MONEY MARKET SECURITIES - 4.65%
3,884	AIM STIT-LIQUID Assets Portfolio	3,884
410,455	AIM STIT-STIC Prime Portfolio - Class I	410,455

	TOTAL MONEY MARKET SECURITIES (Cost $414,339)	$ 414,339

	TOTAL INVESTMENTS (Cost $7,909,419) - 100.20%	$ 8,930,853

	Liabilities in excess of other assets - (0.20)%	(17,663)

	TOTAL NET ASSETS - 100.00%	$ 8,913,190

* Non-income producing securities.

(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,909,419.

Net unrealized appreciation aggregated $1,021,434, of which $1,100,799 related to appreciated investment securities and $79,365 related to depreciated investment securities.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 94.19%	Value

	Accident & Health Insurance - 1.49%
7,000	StanCorp Financial Group, Inc.	$315,350

	Air Transportation - 3.00%
28,000	Airtran Holdings, Inc. *	328,720
12,000	SkyWest, Inc.	306,120
		634,840

	Crude Petroleum & Natural Gas - 1.45%
7,000	Forest Oil Corp. *	228,760
4,000	Mariner Energy, Inc. *	78,400
		307,160

	Draining & Insulating of Nonferrous Wire - 1.21%
25,000	Andrew Corp. *	255,750

	Electric Services - 1.84%
12,500	Otter Tail Corp.	389,500

	Electrical Work - 0.94%
3,500	EMCOR Group, Inc. *	198,975

	Electromedical & Electrotherapeutic - 0.97%
9,000	Somanetics Corp. *	205,470

	Electronic Components & Accessories - 1.60%
25,000	Vishay Intertechnology, Inc. *	338,500
	.
	Fire, Marine & Casualty Insurance - 4.70%
12,000	Aspen Insurance Holdings, Ltd.	316,320
9,000	Endurance Specialty Holdings, Ltd.	329,220
10,000	Harleysville Group, Inc.	348,200
		993,740

	Games, Toys & Children's Vehicles - 1.79%
40,000	LeapFrog Enterprises, Inc. *	379,200

	Leisure Durables & Toys - 1.70%
25,000	Callaway Golf Company	360,250

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.49%
20,000	Quiksilver, Inc. *	315,000

	Miscellaneous Chemical Products - 1.83%
20,000	Hercules, Inc. *	386,200

	Miscellaneous Plastics Products - 1.18%
9,500	Spartech Corp.	249,090

	Motor Vehicle Parts & Accessories - 2.81%
20,000	Gentex Corp.	311,200
20,000	Monaco Coach Corp.	283,200
		594,400

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 94.19% - continued	Value

	National Commercial Banks - 2.75%
6,000	First Community Bancorp	$ 313,620
10,000	Susquehanna Bancshares, Inc.	268,800
		582,420

	Newspapers: Publishing or Publishing & Printing - 1.84%
12,500	Lee Enterprises, Inc.	388,250

	Oil & Gas Field Machinery & Equipment - 2.00%
5,000	Gulfmark Offshore, Inc. *	187,050
7,500	Helix Energy Solutions Group, Inc. *	235,275
		422,325

	Ophthalmic Goods - 1.48%
6,000	Bausch & Lomb, Inc.	312,360

	Orthopedic, Prosthetic & Surgical Appliances - 1.56%
6,000	Armor Holdings, Inc. *	329,100

	Paper Mills - 2.44%
16,000	Bowater, Inc.	360,000
10,000	Glatfelter Co.	155,000
		515,000

	Paperboard Containers & Boxes - 2.24%
4,000	Greif, Inc. - Class A	473,600

	Pharmaceutical Preparations - 5.38%
11,000	Alpharma, Inc. - Class A	265,100
8,500	Chattem, Inc. *	425,680
20,000	Par Pharmaceutical Companies, Inc. *	447,400
		1,138,180

	Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.45%
41,000	PolyOne Corp. *	307,500

	Plastics Products - 2.60%
30,000	Entegris, Inc. *	324,600
10,000	Tupperware Brands Corp.	226,100
		550,700

	Radio & TV Broadcasting & Communications - 4.28%
9,000	Comtech Telecommunications Corp. *	342,630
14,000	DSP Group, Inc. *	303,800
40,000	Powerwave Technologies, Inc. *	258,000
		904,430

	Retail - Apparel & Accessory Stores - 1.04%
7,500	Jos A Bank Clothiers, Inc. *	220,125

	Retail - Eating Places - 3.23%
13,000	California Pizza Kitchen, Inc. *	433,030
7,000	Red Robin Gourmet Burgers, Inc. *	250,950
		683,980

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 94.19% - continued	Value

	Retail - Grocery Stores - 0.95%
5,000	Weis Markets, Inc.	200,550

	Retail - Miscellaneous Shopping Goods Stores - 2.92%
4,500	Dick's Sporting Goods, Inc. *	220,455
13,000	Hibbett Sporting Goods, Inc. *	396,890
		617,345

	Retail - Variety Stores - 1.14%
20,000	Fred's, Inc.	240,800

	Retail - Women's Clothing Stores - 0.91%
8,000	Talbots, Inc.	192,800

	Rolling, Drawing & Extruding of Nonferrous Metals - 1.18%
11,000	Tredegar Corp.	248,710

	Savings Institution, Federally Chartered - 1.06%
8,000	BankUnited Financial Corp. - Class A	223,680

	Semiconductors & Related Devices - 5.79%
33,000	Aeroflex, Inc. *	386,760
20,000	Exar Corp. *	260,000
13,000	Integrated Device Technology, Inc. *	201,240
23,000	Photronics, Inc. *	375,820
		1,223,820

	Services - Business Services - 0.90%
14,000	Startek, Inc.	189,560

	Services - Computer Programming Service - 1.97%
14,000	Epiq Systems, Inc. *	237,580
13,000	JDA Software Group, Inc. *	179,010
		416,590

	Services - Computer Processing & Data Preparation - 3.31%
10,000	Per-Se Technologies, Inc. *	277,800
23,000	Trizetto Group, Inc. *	422,510
		700,310

	Services - Home Health Care Services - 1.25%
26,000	Vistacare, Inc. - Class A *	263,900

	Services - Motion Picture Theaters - 1.45%
15,000	Carmike Cinemas, Inc.	305,850

	Sporting & Athletic Goods - 1.16%
17,500	Nautilus, Inc.	245,000

	State Commercial Bank - 6.81%
9,000	Cathay General Bancorp	310,590
10,000	Central Pacific Financial Corp.	387,600
7,000	Columbia Banking System, Inc.	245,840
8,500	East West Bancorp	301,070
15,000	Sterling Bancshares Corp.	195,300
		1,440,400

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 94.19% - continued	Value

	Switchgear & Switchboard Apparatus - 1.51%
10,000	Littelfuse, Inc. *	$318,800

	Tires & Inner Tubes - 0.68%
10,000	Cooper Tire & Rubber Co.	143,000

	Water Transportation - 0.91%
4,000	Tidewater, Inc.	193,440

	TOTAL COMMON STOCKS (Cost $17,261,252)	$19,915,950

	MONEY MARKET SECURITIES - 6.07%
445,717	AIM STIT-STIC Prime Portfolio - Class I	445,717
836,544	AIM STIT-LIQUID Assets Portfolio	836,544

	TOTAL MONEY MARKET SECURITIES (Cost $1,282,261)	$1,282,261

	TOTAL INVESTMENTS (Cost $18,543,513) - 100.26%	$21,198,211

	Liabilities in excess of other assets - (0.26)%	(54,677)

	TOTAL NET ASSETS - 100.00%	$21,143,534

* Non-income producing securities.

Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $18,543,513.

Net unrealized appreciation aggregated $2,654,698, of which $3,134,034 related to appreciated investment securities and $479,336 related to depreciated investment securities.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 99.24%	Value

	Australia - 3.04%
25,046	ABC Learning Centres Ltd.	$165,828
58,631	Telestra Corp. Ltd.	191,324
29,316	Telestra Corporation Ins. *	62,158
22,033	Transurban Group	132,333
		551,643

	Belgium - 0.86%
1,274	KBC Bankverzekeringsholding	156,058

	Brazil - 8.02%
27,793	All America Latina Logist-PR	288,605
3,663	Compania De Bebidas (a)	178,754
9,142	Diagnosticos Da America S.A. *	195,472
10,350	Gafisa S.A. *	154,838
15,500	Natura Cosmeticos S.A.	218,888
2,537	Petroleo Brasileiros ADR (a) *	237,159
5,800	Porto Seguro S.A.	181,960
		1,455,676

	Canada - 0.53%
47,021	Oncolytics Biotech, Inc. *	96,571

	Columbia - 0.66%
13,117	Suramericana De Inversiones	119,940

	Finland - 0.69%
4,594	Elisa Corp.	125,693

	France - 8.57%
18,256	Alcatel Alsthom Cie	262,382
2,676	AXA	108,218
1,694	L'Oreal Euro	169,534
3,471	Sanofi-Synthelabo	320,143
2,194	Societe Generale	372,031
1,332	Veolia Environment	102,570
5,646	Vivendi Universal	220,435
		1,555,313

	Germany - 13.28%
1,065	Allianz SE	217,536
13,528	Comdirect Bank AG	166,424
1,596	Deutsche Boerse AG	294,052
4,545	Deutsche Post AG	137,237
2,741	Deutsche Postbank AG	230,368
3,005	Deutsche Wohnen AG	192,845
2,007	E.On Ag NPV	273,343
1,223	Henkel KGAA Non-VTG	179,967
1,046	K + S AG	113,441
5,635	Praktiker Bau-Und Heimwerk A	201,208
5,812	SAP AG GR	309,146
3,650	Symrise AG *	93,849
		2,409,416

*See notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 99.24% - continued	Value

	Hong Kong - 2.45%
18,500	Espirit Holdings Ltd.	$206,592
690,000	Shanghai Real Estate	238,656
		445,248

	Indonesia - 1.50%
73,000	Astra International Bank	127,436
248,500	Bank of Central Asia	143,682
		271,118

	Italy - 1.19%
24,551	Unicredito Italiano S.p.A.	214,951

	Japan - 12.88%
3,800	Canon, Inc.	213,671
12,000	Daimaru, Inc.	162,444
45	Japan Tobacco, Inc.	217,154
5,000	Kao Corp.	134,698
15	Mitsubishi UFJ Financial Group	185,053
24	Mizuho Financial Group	171,206
1,900	Murata MFG Co.	128,362
19,000	Nikko Cordial Corp.	217,658
3,800	NSD Co., Ltd.	120,549
27	NTT Data Corp.	135,051
6,700	Toyota Motor Corp.	447,585
2,410	Yamada Denki Co.	204,280
		2,337,711

	Kazakhstan - 1.01%
8,514	Kazkommertsbank GDR (b) *	182,455

	Malaysia - 1.41%
117,100	AMMB Holdings	105,549
65,900	Bursa Malaysia BHD	150,367
		255,916

	Mexico - 0.42%
17,100	Grupo Famsa SA *	76,601

	Netherlands - 3.66%
5,273	Koninklijke Numico	283,326
3,894	Philips Electronics	146,692
13,773	Reed Elsevier NV	234,635
		664,653
	Russia - 2.23%
825	LUKOIL (a)	72,559
2,398	OAO Gazprom (a)	110,308
4,200	Sistema HALS GDR (b) *	55,860
5,198	Sistema JSFC GDR (b)	166,336
		405,063

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 99.24% - continued	Value

	Singapore - 2.52%
14,000	DBS Group Holdings Ltd.	$206,218
22,000	Singapore Airlines Ltd.	250,929
		457,147

	South Korea - 2.95%
2,790	Hana Financial Corp. *	146,700
131	Lotte Shopping Co. *	54,372
552	Samsung Electronic - 144A GDR (b)	181,608
880	Samsung Fire & Marine	152,817
		535,497

	South Africa - 0.60%
9,016	MTN Group Ltd.	109,075

	Sweden - 3.24%
75,333	Ericsson	304,392
9,298	Nordea Bank	143,349
4,400	Skandinaviska Enskilda Banke	139,851
		587,592

	Switzerland - 10.38%
2,557	CIE Financiere Rechemon	148,724
1,075	Nestlé S.A.	381,318
474	Noble Biocare Holding AG	139,886
6,709	Novartis AG	386,096
2,189	Roche Holding AG Genusscheine	391,821
769	Syngenta AG *	142,813
1,118	Synthes, Inc.	133,076
2,630	UBS AG	159,541
		1,883,275

	Thailand - 1.50%
50,600	Advanced Information Services plc	108,478
101,800	Siam Commercial Bank plc	163,331
		271,809

	Taiwan - 1.44%
39,000	Bangkok Bank pcl	124,066
14,964	Fubon Financial Holdings GDR (b) *	137,669
		261,735

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

Shares	COMMON STOCKS - 99.24% - continued	Value

	United Kingdom - 14.21%
5,620	Anglo American plc	273,961
2,280	Astrazeneca plc	122,433
5,865	BHP Billiton plc	107,257
18,634	GlaxoSmithKline plc	490,100
31,465	Icap plc	294,638
3,031	Imperial Tobacco	119,223
11,870	Prudential plc	162,487
25,700	Reuters Group plc	223,932
21,712	Smith & Nephew	226,468
10,563	Standard Chartered plc	308,415
90,367	Vodafone Group plc	250,233
		2,579,147

	TOTAL COMMON STOCKS (Cost $14,926,395)	$ 18,009,303

	MONEY MARKET SECURITIES - 0.07%
12,544	Dreyfus Cash Management	$ 12,544

	TOTAL MONEY MARKET SECURITIES (Cost $12,544)	$ 12,544

	TOTAL INVESTMENTS (Cost $14,498,939) - 99.31%	$ 18,021,847

	Cash and other assets less liabilities - 0.69%	125,815

	TOTAL NET ASSETS - 100.00%	$ 18,147,662

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2006
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Banking	17.27%
Pharmaceutical	12.01%
Communications	9.45%
Financial Services	8.42%
Insurance	6.10%
Transportation	4.46%
Personal Care	3.67%
Electronics	3.64%
Food & Beverages	3.08%
Motor Vehicles	2.47%
Media	2.45%
Retail	2.44%
Oil & Natural Gas	2.31%
Tobacco Products	1.85%
Building Materials	1.11%
Computers	0.66%
Mining and Metals	0.59%
Semiconductors	0.00%
Other	17.26%
Real Estate Investment Trust	0.00%
Total	99.24%
Money Market	0.07%
Liabilities in excess of cash and other assets	0.69%
Grand Total	100.00%

Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $14,938,939.

Net unrealized appreciation aggregated $3,082,908, of which $3,256,346 related to appreciated investment securities and $173,438 related to depreciated investment securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Dean Family of Funds

By	/s/ Stephen M. Miller
Stephen M. Miller, President (Principal executive officer)

Date	03/01/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen M. Miller
Stephen M. Miller, President (Principal executive officer)

Date	03/01/07

By	/s/ Debra E. Rindler
Debra E. Rindler, Secretary, Treasurer and Chief Compliance Officer(Principal financial officer)

Date	03/01/07